Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Term deposits	¥ 485,567	¥ 529,488
Within one year [member]
Disclosure of financial assets [line items]
Term deposits	183,832	135,301
After one year but within five years [member]
Disclosure of financial assets [line items]
Term deposits	¥ 301,735	¥ 394,187